      As Filed with the Securities and Exchange Commission on June 3, 2002
                                                     1933 Act File No. 333-81764

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-14

                             REGISTRATION STATEMENT
                                   UNDER THE
                             SECURITIES ACT OF 1933

                         [ ] Pre-Effective Amendment No. __
                         [X] Post-Effective Amendment No. 1


                        (Check appropriate box or boxes)

                            BERGER GROWTH FUND, INC.
               (Exact Name of Registrant as Specified in Charter)


                           210 UNIVERSITY BOULEVARD,
                             DENVER, COLORADO 80206
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (303) 329-0200

                                   ----------

                                JACK R. THOMPSON
                            210 UNIVERSITY BOULEVARD,
                             DENVER, COLORADO 80206
                     (Name and Address of Agent for Service)

                                   ----------

         No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

This Post-Effective Amendment consists of the following:

         (1)      Facing Sheet of the Registration Statement.
         (2) Part C to the Registration Statement (including signature page).

         Parts A and B are incorporated herein by reference from Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-81764) filed on March 5, 2002.

This amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement the Opinions pertaining to tax matters.

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

Article XXVII, Section 7 of the Fund's Bylaws provides for indemnification of certain persons acting on behalf of the Fund to the full extent permitted by the Maryland General Corporation Law and the Investment Company Act of 1940. In general, directors, officers and employees will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of same) in which they become involved by virtue of their Fund office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Fund or, in the case of criminal proceedings, unless they had reasonable cause to believe that their conduct was unlawful. The Fund also may advance money for these expenses, provided that the director, officer or employee undertakes to repay the Fund if his conduct is later determined to preclude indemnification. The Fund has the power to purchase insurance on behalf of its directors, officers, employees and agents, whether or not it would be permitted or required to indemnify them for any such liability under the Bylaws or applicable law, and the Fund has purchased and maintains an insurance policy covering such persons against certain liabilities incurred in their official capacities.


ITEM 16. EXHIBITS

(1)(a) Articles of Incorporation dated March 9, 1966, is incorporated by reference to Exhibit 23(a)-1 of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on November 25, 1998.

(1)(b) Articles of Amendment dated October 11, 1966, is incorporated by reference to Exhibit 23(a)-2 of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on November 25, 1998.

(1)(c) Articles Supplementary dated October 24, 1991, is incorporated by reference to Exhibit 23(a)-3 of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on November 25, 1998.

(1)(d)         Articles Supplementary (7/93) is incorporated by reference to
               Exhibit 23(a)-4 of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on November 25, 1998.

(1)(e)         Articles of Amendment (1/31/00) is incorporated by reference to
               Exhibit 23(a)-5 of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on January 26, 2001.

(2)(a) Bylaws (as amended through June 20, 1997) is incorporated by reference to Exhibit No. 23(b) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A filed via EDGAR on November 25, 1998.

(2)(b) Bylaws (as amended through January 31, 2000) is incorporated by reference to Exhibit 23(b)-1 of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A filed via EDGAR on January 26, 2001.

(3)            Not Applicable.

(4) Form of Agreement and Plan of Reorganization is incorporated by reference to Exhibit A to Part A of Registrant's Registration Statement on Form N-14 as filed via EDGAR on January 30, 2002.

(5)            Not Applicable.

(6)(a) Form of Investment Advisory Agreement is incorporated by reference to Exhibit 23(d) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on November 25, 1998.

(6)(b) Form of Amendment to Investment Advisory Agreement is incorporated by reference to Exhibit 23(d)-1 of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on January 28, 2000.

(7) Form of Distribution Agreement between the Fund and Berger Distributors, Inc., is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 31, 1997.

(8)            Not Applicable.

(9)(a) Form of Custody Agreement is incorporated by reference to Exhibit No. 8 of Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on November 27, 1995.

(9)(b) Form of Assignment of Custody and Recordkeeping and Pricing Agent Agreement is incorporated by reference to Exhibit 23(g)-1a of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on January 26, 2001.

(9)(c)         Form of Foreign Custody Agreement is incorporated by reference to
               Exhibit 23(g)-2 of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on January 26, 2001.

(9)(d)         Form of Retirement Custody Agreement incorporated by reference to
               Exhibit 23(g)-3 of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on January 26, 2001.

(10) Form of Rule 12b-1 Plan, as amended, is incorporated by reference to Exhibit 23(m) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on November 25, 1998.

(11)           Opinion and Consent of Counsel is incorporated by reference to
               Exhibit 11 of Registrant's Registration Statement on Form N-14 as filed via EDGAR on March 5, 2002.

(12) Opinion of PricewaterhouseCoopers LLP supporting the tax matters and consequences to shareholders discussed in the proxy statement/prospectus is filed herewith.

(13)(a) Form of Amended and Restated Administrative Services Agreement is incorporated by reference to Exhibit 23(h)-1 of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on November 25, 1998.

(13)(b) Form of Amendment to the Administration Services Agreement is incorporated by reference to Exhibit 23(h)-1a of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on January 28, 2000.

(13)(c) Form of Recordkeeping and Pricing Agreement is incorporated by reference to Exhibit 23(h)-2 of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on November 25, 1998.

(13)(d) Form of Agency Agreement is incorporated by reference to Exhibit 23(h)-3 of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on November 25, 1998.

(13)(e) Form of Assignment of Agency Agreement is incorporated by reference to Exhibit 23(h)-3a of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on January 26, 2001.

(14) Consent of PricewaterhouseCoopers LLP is incorporated by reference to Exhibit 14 of Registrant's Registration Statement on Form N-14 as filed via EDGAR on March 5, 2002.

(15)           Not Applicable.

(16)(a) Powers of Attorney for Directors of the Registrant are incorporated by reference to Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on January 28, 2002.

(16)(b) Powers of Attorney for Directors of the Registrant are incorporated by reference to Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on November 30, 1999.

(17)(a) Prospectus and SAI for the Berger Funds dated January 29, 2002, are incorporated by reference to Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on November 19, 2001.

(17)(b) Audited Financial Statements for the Funds dated September 30, 2001, are incorporated by reference to the Registrant's N-30D filing as filed via EDGAR on November 21, 2001.

ITEM 17. UNDERTAKINGS.

         (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


         (3) The undersigned registrant undertakes to file, by post-effective amendment, an opinion supporting the tax matters and consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the registrant, in the City and County of Denver, the State of Colorado, on the 3rd day of June, 2002.

                                          BERGER GROWTH FUND, INC.


                                          By: /s/ Jack R. Thompson
                                              ----------------------------------
                                              Jack R. Thompson, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

                    SIGNATURE                                     TITLE                             DATE
                    ---------                                     -----                             ----
/s/ Jack R. Thompson                                  President (Principal Executive            June 3, 2002
-------------------------------------------                                                     ------------
Jack R. Thompson                                          Officer) and Director                     Date

/s/ Brian S. Ferrie                                Vice President (Principal Financial          June 3, 2002
-------------------------------------------                                                     ------------
Brian S. Ferrie                                                  Officer)                           Date

/s/ John A. Paganelli                                  Vice President and Treasurer             June 3, 2002
-------------------------------------------                                                     ------------
John A. Paganelli                                     (Principal Accounting Officer)                Date

Dennis E. Baldwin*                                               Director                       June 3, 2002
-------------------------------------------                                                     ------------
Dennis E. Baldwin                                                                                   Date

Katherine A. Cattanach*                                          Director                       June 3, 2002
-------------------------------------------                                                     ------------
Katherine A. Cattanach                                                                              Date

Paul R. Knapp*                                                   Director                       June 3, 2002
-------------------------------------------                                                     ------------
Paul R. Knapp                                                                                       Date

Harry T. Lewis, Jr.*                                             Director                       June 3, 2002
-------------------------------------------                                                     ------------
Harry T. Lewis, Jr.                                                                                 Date

Michael Owen*                                                    Director                       June 3, 2002
-------------------------------------------                                                     ------------
Michael Owen                                                                                        Date

William Sinclaire*                                               Director                       June 3, 2002
-------------------------------------------                                                     ------------
William Sinclaire                                                                                   Date

Albert C. Yates*                                                 Director                       June 3, 2002
-------------------------------------------                                                     ------------
Albert C. Yates                                                                                     Date

*By /s/ Jack R. Thompson
------------------------
Attorney-in-fact

                                  EXHIBIT INDEX

EXHIBIT
NUMBER            DESCRIPTION
-------           -----------
EX-99.12          Opinion of PricewaterhouseCoopers LLP